UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1018

Dreyfus Founders Funds, Inc.
--------------------------------------------------------------
(Exact name of registrant as specified in charter)

210 University Boulevard, Suite 800, Denver, Colorado 80206
--------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kenneth R. Christoffersen, Esq.
210 University Boulevard, Suite 800, Denver, Colorado 80206
--------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

STATEMENT OF INVESTMENTS
Dreyfus Founders Balanced Fund
September 30, 2007 (Unaudited)

Common Stocks--63.6%	Shares	Value ($)

Advertising--.6%
Omnicom Group	6,920	332,783
Air Freight & Logistics--.4%
FedEx	2,347	245,848
Apparel Retail--1.7%
Gap	34,060	628,066
Urban Outfitters	15,666 a	341,519
		969,585
Application Software--.4%
Autodesk	4,165 a	208,125
Asset Management & Custody Banks--.5%
State Street	3,762	256,418
Biotechnology--2.8%
Amylin Pharmaceuticals	11,418 a	570,900
Genentech	5,874 a	458,289
Gilead Sciences	13,526 a	552,808
		1,581,997
Communications Equipment--3.8%
Cisco Systems	37,742 a	1,249,638
Corning	16,349	403,003
Juniper Networks	13,856 a	507,268
		2,159,909
Computer & Electronics Retail--.8%
Best Buy	10,030	461,581
Computer Hardware--4.0%
Apple	9,461 a	1,452,642
Hewlett-Packard	17,043	848,571
		2,301,213
Computer Storage & Peripherals--1.7%
EMC/Massachusetts	19,806 a	411,965
SanDisk	9,573 a	527,472
		939,437
Data Processing & Outsourced Services--.5%
Automatic Data Processing	6,081	279,300
Department Stores--.6%
Nordstrom	7,501	351,722
Diversified Chemicals--.5%
E.I. du Pont de Nemours & Co.	6,070	300,829
Drug Retail--.7%
CVS	9,917	393,011
Electronic Manufacturing Services--.3%
Molex	6,487	174,695
Environmental & Facilities Services--1.0%
Waste Management	15,188	573,195
Exchange Traded Funds--1.3%
iShares Russell 1000 Growth Index
Fund	4,353	268,710
Powershares QQQ	5,502	282,858
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	1,388	211,781
		763,349
Food Retail--1.2%
Whole Foods Market	14,128	691,707
Health Care Equipment--.7%

Medtronic	7,067	398,649
Home Entertainment Software--1.3%
Electronic Arts	13,192 a	738,620
Home Improvement Retail--.6%
Home Depot	10,155	329,428
Household Products--1.8%
Colgate-Palmolive	4,029	287,348
Procter & Gamble	10,887	765,792
		1,053,140
Hypermarkets & Super Centers--2.0%
Costco Wholesale	4,397	269,844
Wal-Mart Stores	20,094	877,103
		1,146,947
Industrial Conglomerates--2.1%
General Electric	28,535	1,181,349
Integrated Oil & Gas--2.7%
Chevron	4,028	376,940
Exxon Mobil	12,336	1,141,820
		1,518,760
Internet Retail--.9%
eBay	13,265 a	517,600
Internet Software & Services--1.7%
Google, Cl. A	931 a	528,128
Yahoo!	15,985 a	429,037
		957,165
Investment Banking & Brokerage--2.2%
Charles Schwab	28,478	615,125
Goldman Sachs Group	1,533	332,262
Morgan Stanley	5,011	315,693
		1,263,080
Life & Health Insurance--1.0%
Unum Group	23,285	569,784
Life Sciences Tools & Services--2.1%
Pharmaceutical Product Development	10,237	362,799
Thermo Fisher Scientific	14,123 a	815,180
		1,177,979
Movies & Entertainment--.5%
Walt Disney	7,560	259,988
Multi-Line Insurance--.5%
American International Group	3,983	269,450
Oil & Gas Equipment & Services--1.3%
Halliburton	7,497	287,885
Schlumberger	4,388	460,740
		748,625
Oil & Gas Exploration & Production--.5%
Ultra Petroleum	4,541 a	281,724
Other Diversified Financial Services--1.0%
Citigroup	11,738	547,812
Packaged Foods & Meats--.7%
Cadbury Schweppes, ADR	4,367	203,153
Kraft Foods, Cl. A	5,024	173,378
		376,531
Personal Products--.8%
Avon Products	12,633	474,116
Pharmaceuticals--3.9%
Allergan	9,325	601,183
Covance	2,692 a	209,707
Eli Lilly & Co.	3,560	202,671
Johnson & Johnson	2,861	187,968
Merck & Co.	5,522	285,432

Pfizer	10,675	260,790
Schering-Plough	15,098	477,550
		2,225,301
Railroads--.5%
Canadian National Railway	5,381	306,717
Restaurants--.3%
Starbucks	6,564 a	171,977
Semiconductor Equipment--1.1%
KLA-Tencor	6,173	344,330
MEMC Electronic Materials	4,525 a	266,342
		610,672
Semiconductors--4.1%
Broadcom, Cl. A	14,979 a	545,835
Intersil, Cl. A	8,875	296,691
Marvell Technology Group	30,006 a	491,198
Maxim Integrated Products	11,499	337,496
Texas Instruments	17,746	649,326
		2,320,546
Soft Drinks--.4%
PepsiCo	2,902	212,601
Specialized Finance--.8%
CME Group	816	479,278
Specialty Chemicals--.3%
Ecolab	3,895	183,844
Systems Software--4.2%
Adobe Systems	16,395 a	715,806
Microsoft	52,100	1,534,866
Symantec	8,957 a	173,587
		2,424,259
Tobacco--.8%
Altria Group	6,679	464,391
Total Common Stocks
(cost $30,293,665)		36,195,037

	Coupon	Maturity	Principal
Bonds and Notes--35.9%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.2%
Boeing Capital,
Sr. Notes	7.38	9/27/10	100,000	106,734
Asset-Backed Ctfs./Auto Receivables--.7%
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	20,000	19,884
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	20,000	19,774
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	74,000	73,644
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. C	5.80	2/15/13	100,000	95,212
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	100,000	99,071
Wachovia Automobile Loan Owner
Trust, Ser. 2007-1, Cl. D	5.65	2/20/13	75,000	72,664
				380,249
Asset-Backed Ctfs./Credit Cards--.7%
BA Credit Card Trust,
Ser. 2007-C1, Cl. C1	6.04	6/15/14	200,000 b	190,125
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	6.04	1/9/12	190,000 b	185,080
				375,205
Asset-Backed Ctfs./Home Equity Loans--.1%
Credit Suisse Mortgage Capital

Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	65,000 b	64,810
Automobiles--.2%
Ford Motor Credit,
Unscd. Notes	7.38	10/28/09	100,000	98,056
Banking--3.7%
BTM (Curacao) Holdings,
Bank Gtd. Notes	4.76	7/21/15	175,000 b,c	170,832
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	55,000	53,488
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	100,000 b,c	92,304
Compass Bank,
Bonds	5.50	4/1/20	110,000	105,114
Credit Suisse First Boston USA,
Notes	4.13	1/15/10	165,000	162,085
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	52,000 b	49,186
Credit Suisse USA,
Sr. Unsub. Notes	5.50	8/16/11	125,000	126,270
Glitnir Banki,
Sub. Notes	6.69	6/15/16	100,000 b,c	102,201
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	115,000	112,167
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	55,000	55,632
Marshall and Ilsley,
Sr. Unscd. Notes	5.63	8/17/09	105,000	105,509
Societe Generale,
Sub. Notes	5.92	4/29/49	100,000 b,c	94,730
USB Capital IX,
Gtd. Notes	6.19	4/15/49	105,000 b	105,070
Wachovia Bank,
Sub. Notes	5.00	8/15/15	115,000	108,467
Washington Mutual,
Sub. Notes	8.25	4/1/10	540,000	569,671
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	85,000	85,375
				2,098,101
Brokerage--2.4%
Amvescap,
Sr. Unscd. Notes	5.38	12/15/14	25,000	24,412
Bear Stearns,
Notes	3.25	3/25/09	170,000	164,051
Bear Stearns,
Sr. Unscd. Notes	5.50	8/15/11	90,000	88,992
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	35,000 b	33,119
Goldman Sachs Group,
Sr. Notes	5.35	1/15/16	110,000	106,196
Janus Capital Group,
Notes	6.25	6/15/12	40,000	40,551
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	120,000	107,481
Lehman Brothers Holdings,
Notes	4.25	1/27/10	165,000	159,807
Lehman Brothers Holdings,
Sr. Notes	6.00	7/19/12	85,000	86,318
Merrill Lynch & Co.,
Notes	4.79	8/4/10	165,000	162,298

Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	140,000	139,803
Morgan Stanley,
Notes	4.00	1/15/10	170,000	166,086
Morgan Stanley,
Notes	5.55	4/27/17	100,000	97,023
				1,376,137
Building Products--.0%
Owens Corning,
Gtd. Notes	6.50	12/1/16	15,000 b	14,487
Chemicals--.0%
Rohm and Haas Holdings,
Unsub. Notes	5.60	3/15/13	15,000	14,955
Commercial Mortgage Pass-Through Ctfs.--3.8%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	95,000	94,976
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AAB	5.17	12/11/38	190,000	186,439
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. AAB	5.43	1/12/45	225,000	222,701
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	30,000	30,078
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T24,
Cl. AAB	5.53	10/12/41	110,000	109,932
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	110,000	109,624
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	25,000 c	24,788
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	70,000 c	69,500
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	55,000 c	53,995
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	45,000 c	44,692
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	175,000	173,203
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	6.24	3/6/20	45,000 b,c	44,279
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	6.85	3/6/20	25,000 b,c	23,970
Greenwich Capital Commercial
Funding, Ser. 2007-GG9, Cl. AAB	5.44	3/10/39	145,000	143,602
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	85,000	82,836
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	6.07	4/15/45	125,000 b	127,964
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A4	5.62	7/12/34	215,000	218,883
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	110,000	108,757

Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A3	5.71	7/12/44	215,000	217,817
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D	5.83	7/22/30	30,000 b,c	25,979
TIAA Retail Commercial Trust,
Ser. 2007-C4, Cl. A3	6.10	8/15/39	70,000 b	71,480
				2,185,495
Construction--.3%
Atlas Copco,
Bonds	5.60	5/22/17	20,000 c	19,737
Case New Holland,
Gtd. Notes	7.13	3/1/14	35,000	35,875
John Deere Capital,
Notes	5.66	9/1/09	110,000 b	110,165
				165,777
Consumer--.6%
American Express Credit,
Notes	5.88	11/9/09	40,000 b	39,787
Capital One Financial,
Sr. Unsub. Notes	6.00	9/10/09	105,000 b	104,325
Countrywide Financial,
Gtd. Notes	5.80	6/7/12	30,000	28,119
HSBC Finance,
Notes	5.50	1/19/16	110,000	106,816
SLM,
Unscd. Notes, Ser. A	4.50	7/26/10	55,000	51,487
				330,534
Diversified Financials--.2%
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	110,000 c	100,179
Electric - Integrated--1.3%
Appalachian Power,
Sr. Unscd. Notes	5.65	8/15/12	25,000	25,170
Cleveland Electric Illumination,
Sr. Unscd. Notes	5.70	4/1/17	50,000	48,648
Connecticut Light and Power,
First Mortgage Bonds, Ser. A	5.38	3/1/17	100,000	95,349
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. D	5.30	12/1/16	90,000	87,270
Consumers Energy,
First Mortgage Bonds	5.65	4/15/20	55,000	53,183
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	110,000	111,409
Gulf Power,
Sr. Unsub. Notes, Ser. M	5.30	12/1/16	110,000	106,663
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	32,484
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	150,000	158,664
Southern,
Sr. Unsub. Notes, Ser. A	5.30	1/15/12	25,000	24,982
				743,822
Entertainment--.1%
AOL Time Warner,
Gtd. Notes	6.75	4/15/11	50,000	51,969
Environmental--.3%
Allied Waste North America,
Scd. Notes, Ser. B	5.75	2/15/11	20,000	19,650
Allied Waste North America,

Scd. Notes	6.38	4/15/11	20,000	20,050
Republic Services,
Sr. Notes	6.75	8/15/11	80,000	83,684
Waste Management,
Gtd. Notes	7.38	5/15/29	25,000	26,820
				150,204
Food & Beverages--.0%
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	10,000	10,294
Gaming--.0%
MGM Mirage,
Gtd. Notes	8.38	2/1/11	25,000	26,063
Health Care--.0%
Community Health Systems,
Sr. Notes	8.88	7/15/15	20,000 c	20,550
Independent Power Prod. & Energy Traders--.0%
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	10,000	10,250
Insurance-Managed Health Care--.1%
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	30,000	29,011
Wellpoint,
Sr. Unsub. Notes	5.88	6/15/17	30,000	29,789
				58,800
Integrated Oil & Gas--.2%
PC Financial Partnership,
Notes	5.00	11/15/14	115,000	109,639
Life Insurance--.5%
American International Group,
Sr. Notes	5.05	10/1/15	115,000	109,754
American International Group,
Notes	5.38	10/18/11	50,000	50,198
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	115,000	109,637
Prudential Financial,
Notes	5.10	12/14/11	40,000	39,799
				309,388
Media--.3%
Comcast,
Gtd. Notes	5.50	3/15/11	65,000	65,125
Comcast Cable Communications,
Gtd. Notes	6.88	6/15/09	40,000	41,099
News America Holdings,
Gtd. Debs.	7.70	10/30/25	50,000	54,993
Time Warner Cable,
Sr. Unscd. Notes	5.85	5/1/17	35,000 c	34,027
				195,244
Mining & Metals--.0%
US Steel,
Sr. Unsub. Notes	5.65	6/1/13	25,000	24,520
Packaging--.0%
Ball,
Gtd. Notes	6.88	12/15/12	15,000	15,187
Packaging & Containers--.1%
Ace INA Holdings,
Gtd. Notes	5.70	2/15/17	50,000	49,344
Paper--.1%
Temple-Inland,
Gtd. Notes	6.88	1/15/18	45,000 b	43,845
Pipelines--.1%

National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000	50,571
Railroads--.3%
Norfolk Southern,
Sr. Notes	6.75	2/15/11	50,000	52,246
Union Pacific,
Unscd. Notes	3.88	2/15/09	85,000	83,252
Union Pacific,
Sr. Unscd. Notes	5.75	10/15/07	25,000	25,002
				160,500
Real Estate Investment Trusts--1.2%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	60,000	57,644
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	25,000	25,992
Boston Properties,
Sr. Notes	5.63	4/15/15	85,000	82,362
Duke Realty,
Sr. Notes	5.88	8/15/12	85,000	85,198
ERP Operating,
Notes	5.13	3/15/16	60,000	55,607
ERP Operating,
Unscd. Notes	5.20	4/1/13	50,000	48,331
Federal Realty Investment Trust,
Notes	6.00	7/15/12	20,000	20,246
Federal Realty Investment Trust,
Bonds	6.20	1/15/17	55,000	54,566
Healthcare Realty Trust,
Unscd. Notes	8.13	5/1/11	50,000	53,560
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	18,717
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	50,000	53,539
Regency Centers,
Gtd. Notes	5.88	6/15/17	25,000	24,126
Simon Property,
Notes	5.63	8/15/14	85,000	84,265
				664,153
Retailers--.1%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	25,000	25,324
Federated Retail Holding,
Gtd. Bonds	5.35	3/15/12	20,000	19,612
Federated Retail Holding,
Gtd. Notes	5.90	12/1/16	20,000	19,139
Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	15,000	15,147
				79,222
State/Territory Gen Oblg--2.0%
Michigan tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.54	6/1/34	200,000 b	190,392
Tennessee Valley Authority,
Bonds, Ser. A	5.63	1/18/11	800,000	825,265
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	105,000	103,240
				1,118,897
Supermarkets--.0%

Delhaize Group,
Sr. Unscd. Notes	6.50	6/15/17	15,000 c	15,128
U.S. Government Agencies/Mortgage-Backed--12.7%
Federal Home Loan Mortgage Corp.:
5.00%, 10/1/35			587,264	561,201
6.00%, 4/1/37			507,703	508,378
Federal National Mortgage Association:
4.50%, 6/1/20			422,907	407,429
Notes 4.63%			965,000	960,272
5.00%			610,000 [d]	581,690
5.50%, 4/1/22 - 5/1/36			2,327,086	2,287,444
6.00%			1,050,000 [d]	1,050,897
6.00%, 4/1/22			423,346	429,116
Government National Mortgage Association I:
Ser. 2007-52, Cl. A, 4.05%,
10/16/25			64,834	63,173
Ser. 2005-87, Cl. A, 4.45%,
3/16/25			347,935	343,725
				7,193,325

U.S. Government Securities--3.1%
U.S. Treasury Bonds	4.50	2/15/36	953,000	903,489
U.S. Treasury Notes	4.63	11/15/16	138,000	138,679
U.S. Treasury Notes	4.88	6/30/12	730,000	750,417
				1,792,585
Wireless Telecommunication Services--.5%
AT & T,
Sr. Unscd. Notes	7.30	11/15/11	100,000 b	107,428
AT & T Wireless,
Sr. Unsub. Notes	8.75	3/1/31	20,000	25,320
KPN,
Sr. Unsub. Bonds	8.38	10/1/30	22,000	25,327
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	100,000	101,740
				259,815
Total Bonds and Notes
(cost $20,560,023)				20,464,034

Other Investment--1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $580,000)	580,000 [e]	580,000

Total Investments (cost $51,433,688)	100.5%	57,239,071
Liabilities, Less Cash and Receivables	(.5%)	(306,818)
Net Assets	100.0%	56,932,253

ADR - American Depository Receipts
a	Non-income producing security.
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $936,891 or 1.6% of net assets.
d	Purchased on a forward commitment basis.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Founders Discovery Fund
September 30, 2007 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)

Aerospace & Defense--1.5%
AAR	42,140 a	1,278,528
Stanley	86,920 a	2,394,646
		3,673,174
Air Freight & Logistics--.7%
Hub Group, Cl. A	56,894 a	1,708,527
Aluminun--1.2%
Century Aluminum	54,320 a	2,859,948
Apparel Retail--1.0%
J Crew Group	16,740 a	694,710
Pacific Sunwear of California	117,310 a	1,736,188
		2,430,898
Apparel, Accessories & Luxury Goods--.6%
True Religion Apparel	82,140 a	1,445,664
Application Software--5.5%
Epicor Software	104,320 a	1,436,486
Informatica	179,840 a	2,823,488
InterVoice	165,300 a	1,552,167
Lawson Software	125,770 a	1,258,958
NetScout Systems	196,190 a	2,138,471
QAD	70,392	609,595
Solera Holdings	131,370 a	2,363,346
Ultimate Software Group	42,200 a	1,472,780
		13,655,291
Asset Management & Custody Banks--.9%
Waddell & Reed Financial, Cl. A	86,260	2,331,608
Biotechnology--2.5%
Applera - Celera Genomics Group	108,460 a	1,524,948
Array BioPharma	94,260 a	1,058,540
Enzon Pharmaceuticals	200,790 a	1,768,960
Poniard Pharmaceuticals	133,668 a	757,898
Sangamo BioSciences	72,281 a	1,019,885
		6,130,231
Broadcasting & Cable TV--.5%
Entravision Communications, Cl. A	142,630 a	1,315,049
Building Products--1.2%
Interface, Cl. A	164,860	2,975,723
Casinos & Gaming--.6%
WMS Industries	46,450 a	1,537,495
Communications Equipment--3.5%
ADC Telecommunications	38,800 a	760,868
Arris Group	33,581 a	414,725
Foundry Networks	114,050 a	2,026,668
MasTec	97,960 a	1,378,297
NETGEAR	85,920 a	2,613,686
OpNext	115,790 a	1,343,164
		8,537,408
Construction & Engineering--1.8%
Quanta Services	43,320 a	1,145,814
URS	11,420 a	644,659
Washington Group International	31,000 a	2,722,110
		4,512,583

Construction, Farm Machinery & Heavy Trucks--1.4%
Bucyrus International, Cl. A	47,367	3,454,475
Consumer Finance--.9%
First Cash Financial Services	90,392 a	2,116,981
Data Processing & Outsourced Services--1.2%
Euronet Worldwide	19,900 a	592,423
Wright Express	66,620 a	2,430,964
		3,023,387
Diversified Commercial & Professional Services.--5.1%
Bright Horizons Family Solutions	77,870 a	3,335,951
Copart	96,210 a	3,308,662
Endeavor Acquisition	71,520 a	847,512
McGrath Rentcorp	66,440	2,208,466
Ritchie Brothers Auctioneers	42,940	2,795,394
		12,495,985
Diversified Metals & Mining--1.0%
Alpha Natural Resources	70,660 a	1,641,432
Horsehead Holding	38,270 a	858,013
		2,499,445
Drug Retail--1.2%
Longs Drug Stores	58,720	2,916,622
Educational Services--.5%
DeVry	33,090	1,224,661
Electronic Equipment Manufacturers--.8%
FLIR Systems	34,160 a	1,892,122
Environmental & Facilities Services--.6%
Stericycle	26,070 a	1,490,161
Exchange Traded Funds--1.3%
iShares Russell 2000 Growth Index
Fund	33,500	2,852,190
iShares Russell 2000 Index Fund	5,730	458,629
		3,310,819
Fertilizers & Agricultural Chemicals--.5%
American Vanguard	64,160	1,252,403
Food Retail--.6%
Ruddick	42,900	1,438,866
Footwear--1.4%
Iconix Brand Group	89,350 a	2,125,636
Skechers USA, Cl. A	59,300 a	1,310,530
		3,436,166
Gold--.7%
Kinross Gold	116,820 a	1,749,964
Health Care Equipment--10.4%
Cytyc	34,870 a	1,661,556
Dexcom	27,360 a	273,326
Hologic	66,450 a	4,053,450
Integra LifeSciences Holdings	36,900 a	1,792,602
Natus Medical	187,130 a	2,982,852
NuVasive	20,890 a	750,578
NxStage Medical	54,860 a	794,921
PerkinElmer	89,590	2,616,924
Respironics	92,910 a	4,462,467
Thoratec	95,700 a	1,980,033
TomoTherapy	40,890 a	949,875
Wright Medical Group	132,740 a	3,560,087
		25,878,671
Health Care Facilities--2.4%
Psychiatric Solutions	82,260 a	3,231,173

VCA Antech	63,210 a	2,639,017
		5,870,190
Health Care Services--1.9%
Amedisys	40,950 a	1,573,299
Pediatrix Medical Group	49,510 a	3,238,944
		4,812,243
Health Care Supplies--1.0%
Arrow International	52,000	2,365,480
Health Care Technology--.6%
Phase Forward	72,820 a	1,457,128
Independent Power Producers & Energy Traders--.8%
Ormat Technologies	41,440	1,920,330
Industrial Machinery--.4%
Hurco Companies	16,290 a	880,637
Integrated Telecommunication--1.5%
NeuStar, Cl. A	107,140 a	3,673,831
Internet Software & Services--3.7%
Bankrate	32,930 a	1,518,732
Dice Holdings	5,410 a	55,615
DivX	71,880 a	1,068,856
Internap Network Services	109,040 a	1,545,097
Online Resources	76,810 a	970,878
RealNetworks	303,110 a	2,055,086
SkillSoft, ADR	96,650 a	868,883
TheStreet.com	79,300	960,323
		9,043,470
Investment Banking & Brokerage--1.5%
GFI Group, Inc.	16,530 a	1,423,564
optionsXpress Holdings	85,250	2,228,435
		3,651,999
IT Consulting & Other Services--1.0%
Forrester Research	52,410 a	1,235,304
MPS Group	48,700 a	543,005
Virtusa	53,910 a	808,650
		2,586,959
Leisure Products--1.2%
Steiner Leisure	65,950 a	2,862,230
Life Sciences Tools & Services--1.9%
Exelixis	143,950 a	1,524,430
Thermo Fisher Scientific	56,110 a	3,238,669
		4,763,099
Marine Ports & Services--.3%
OceanFreight	34,470	801,083
Movies & Entertainment--1.1%
Lions Gate Entertainment	265,540 a	2,737,717
Multi-Line Insurance--.9%
Arch Capital Group	31,480 a	2,342,427
Oil & Gas Equipment & Services--2.6%
Dril-Quip	15,340 a	757,029
Oil States International	33,850 a	1,634,955
T-3 Energy Services	53,400 a	2,276,976
W-H Energy Services	24,970 a	1,841,537
		6,510,497
Oil & Gas Exploration & Production--2.8%
Berry Petroleum, Cl. A	45,940	1,818,765
Parallel Petroleum	99,270 a	1,686,597
Penn Virginia	76,840	3,379,423
		6,884,785

Oil & Gas Storage & Transportation--.6%
Overseas Shipholding Group	18,740	1,439,794

Packaged Foods & Meats--.8%
Hain Celestial Group	60,440 a	1,941,937
Personal Products--1.4%
Inter Parfums	92,280	2,184,268
NU Skin Enterprises, Cl. A	79,770	1,289,083
		3,473,351
Pharmaceuticals--2.0%
Covance	28,870 a	2,248,973
MGI Pharma	44,610 a	1,239,266
Sirtris Pharmaceuticals	87,550 a	1,495,354
		4,983,593
Precious Metals & Minerals--1.2%
Silver Wheaton	203,580 a	2,854,192
Property & Casualty Insurance--1.7%
First Mercury Financial	101,480 a	2,182,835
Hallmark Financial Services	57,829 a	812,497
RLI	21,110	1,197,359
		4,192,691
Reinsurance--1.3%
Max Capital Group	56,700	1,589,868
Montpelier Re Holdings	93,030	1,646,631
		3,236,499
Restaurants--1.8%
Red Robin Gourmet Burgers a	44,550	1,911,195
Texas Roadhouse, Cl. A	216,876 a	2,537,449
		4,448,644
Semiconductors--6.8%
AMIS Holdings	126,020 a	1,223,654
Atheros Communications	52,540 a	1,574,624
ChipMOS TECHNOLOGIES ( Bermuda )	243,260 a	1,457,127
Diodes	56,735 a	1,821,194
Microsemi	97,100 a	2,707,148
MIPS Technologies	168,490 a	1,331,071
RF Micro Devices	287,570 a	1,935,346
Tessera Technologies	80,710 a	3,026,625
Trident Microsystems	53,550 a	850,909
Triquint Semiconductor	203,380 a	998,596
		16,926,294
Soft Drinks--.8%
Hansen Natural	35,020 a	1,984,934
Specialized Finance--.5%
Portfolio Recovery Associates	22,810	1,210,527
Specialty Chemicals--.9%
Flotek Industries	16,540 a	730,241
H.B. Fuller	48,390	1,436,215
		2,166,456
Steel--.6%
Schnitzer Steel Industries, Cl. A	20,540	1,505,377
Technology Distributors--.6%
Tech Data	34,450 a	1,382,134
Trading Companies & Distributors--2.0%
MSC Industrial Direct, Cl. A	59,270	2,998,469
UAP Holding	61,916	1,941,686
		4,940,155
Total Common Stocks

(cost $214,003,757)		241,145,010

Other Investment--2.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,193,000)	7,193,000 [b]	7,193,000

Total Investments (cost $221,196,757)	100.6%	248,338,010
Liabilities, Less Cash and Receivables	(.6%)	(1,472,312)
Net Assets	100.0%	246,865,698

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Founders Equity Growth Fund
September 30, 2007 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Advertising--.9%
Omnicom Group	110,386	5,308,463
Air Freight & Logistics--.7%
FedEx	37,777	3,957,141
Apparel Retail--2.6%
Gap	531,524	9,801,303
Urban Outfitters	249,899 a	5,447,798
		15,249,101
Application Software--.5%
Autodesk	63,136 a	3,154,906
Asset Management & Custody Banks--.7%
State Street	60,014	4,090,554
Biotechnology--4.4%
Amylin Pharmaceuticals	182,129 a	9,106,450
Genentech	93,794 a	7,317,808
Gilead Sciences	215,766 a	8,818,356
		25,242,614
Communications Equipment--5.9%
Cisco Systems	602,046 a	19,933,743
Corning	260,795	6,428,597
Juniper Networks	221,028 a	8,091,835
		34,454,175
Computer & Electronics Retail--1.3%
Best Buy	159,989	7,362,694
Computer Hardware--6.3%
Apple	150,927 a	23,173,332
Hewlett-Packard	271,872	13,536,507
		36,709,839
Computer Storage & Peripherals--2.6%
EMC/Massachusetts	315,945 a	6,571,656
SanDisk	152,701 a	8,413,825
		14,985,481
Data Processing & Outsourced Services--.8%
Automatic Data Processing	97,008	4,455,577
Department Stores--1.0%
Nordstrom	119,659	5,610,811
Diversified Chemicals--.8%
E.I. du Pont de Nemours & Co.	96,830	4,798,895
Drug Retail--1.1%
CVS	158,194	6,269,228
Electronic Manufacturing Services--.5%
Molex	99,481	2,679,023
Environmental & Facilities Services--1.6%
Waste Management	242,280	9,143,647
Exchange Traded Funds--2.1%
iShares Russell 1000 Growth Index
Fund	69,444	4,286,778
Powershares QQQ	87,759	4,511,690
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	22,142	3,378,426
		12,176,894
Food Retail--1.9%
Whole Foods Market	220,836	10,812,131
Health Care Equipment--1.1%

Medtronic	112,734	6,359,325
Home Entertainment Software--2.0%
Electronic Arts	210,432 a	11,782,088
Home Improvement Retail--.9%
Home Depot	161,988	5,254,891
Household Products--2.9%
Colgate-Palmolive	64,265	4,583,380
Procter & Gamble	173,672	12,216,088
		16,799,468
Hypermarkets & Super Centers--3.2%
Costco Wholesale	70,139	4,304,430
Wal-Mart Stores	320,538	13,991,484
		18,295,914
Industrial Conglomerates--3.3%
General Electric	455,182	18,844,535
Integrated Oil & Gas--4.2%
Chevron	64,253	6,012,796
Exxon Mobil	196,778	18,213,772
		24,226,568
Internet Retail--1.4%
eBay	211,597 a	8,256,515
Internet Software & Services--2.7%
Google, Cl. A	15,557 a	8,825,019
Yahoo!	254,994 a	6,844,039
		15,669,058
Investment Banking & Brokerage--3.5%
Charles Schwab	454,275	9,812,340
Goldman Sachs Group	24,740	5,362,148
Morgan Stanley	79,939	5,036,157
		20,210,645
Life & Health Insurance--1.6%
Unum Group	371,429	9,088,868
Life Sciences Tools & Services--3.2%
Pharmaceutical Product Development	163,291	5,787,033
Thermo Fisher Scientific	225,291 a	13,003,797
		18,790,830
Movies & Entertainment--.7%
Walt Disney	120,593	4,147,193
Multi-Line Insurance--.7%
American International Group	63,530	4,297,805
Oil & Gas Equipment & Services--2.0%
Halliburton	119,589	4,592,218
Schlumberger	69,200	7,266,000
		11,858,218
Oil & Gas Exploration & Production--.8%
Ultra Petroleum	72,434 a	4,493,805
Other Diversified Financial Services--1.5%
Citigroup	187,244	8,738,677
Packaged Foods & Meats--1.0%
Cadbury Schweppes, ADR	69,668	3,240,955
Kraft Foods, Cl. A	73,726	2,544,284
		5,785,239
Personal Products--1.3%
Avon Products	201,511	7,562,708
Pharmaceuticals--6.1%
Allergan	148,750	9,589,912
Covance	42,940 a	3,345,026
Eli Lilly & Co.	54,371	3,095,341
Johnson & Johnson	44,183	2,902,823
Merck & Co.	88,089	4,553,320

Pfizer	170,290	4,160,185
Schering-Plough	240,845	7,617,927
		35,264,534
Railroads--.8%
Canadian National Railway	85,842	4,892,994
Restaurants--.5%
Starbucks	101,348 a	2,655,318
Semiconductor Equipment--1.7%
KLA-Tencor	98,475	5,492,936
MEMC Electronic Materials	72,180 a	4,248,515
		9,741,451
Semiconductors--6.3%
Broadcom, Cl. A	238,940 a	8,706,974
Intersil, Cl. A	141,564	4,732,485
Marvell Technology Group	478,647 a	7,835,451
Maxim Integrated Products	183,435	5,383,817
Texas Instruments	283,082	10,357,970
		37,016,697
Soft Drinks--.6%
PepsiCo	44,027	3,225,418
Specialized Finance--1.3%
CME Group	12,615	7,409,420
Specialty Chemicals--.5%
Ecolab	61,871	2,920,311
Systems Software--6.6%
Adobe Systems	261,525 a	11,418,181
Microsoft	831,077	24,483,528
Symantec	140,282 a	2,718,665
		38,620,374
Tobacco--1.3%
Altria Group	106,540	7,407,726

Total Investments (cost $491,979,565)	99.4%	576,077,767
Cash and Receivables (Net)	.6%	3,497,894
Net Assets	100.0%	579,575,661

ADR - American Depository Receipts
a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Founders International Equity Fund
September 30, 2007 (Unaudited)

Common Stocks--89.2%	Shares	Value ($)

Australia--4.6%
BHP Billiton	41,600	1,644,042
Coca-Cola Amatil	69,670	556,237
Commonwealth Bank of Australia	5,000	250,118
		2,450,397
Belgium--2.7%
Delhaize Group	6,940	664,948
InBev	8,900	806,553
		1,471,501
Canada--6.5%
Bank of Nova Scotia	4,800	252,212
Barrick Gold	10,500	421,837
Bombardier, Cl. B	93,000 a	552,725
Research In Motion	4,800 a	471,842
Rogers Communication, Cl. B	12,700	578,294
Teck Cominco Ltd., Cl. B	21,400	1,016,199
TransCanada	6,300	231,055
		3,524,164
Denmark--2.2%
Carlsberg, Cl. B	4,520	617,401
Novo Nordisk, Cl. B	4,600	555,288
		1,172,689
Finland--2.5%
Neste Oil	6,930	253,640
Nokia	28,600	1,087,139
		1,340,779
France--8.0%
Alstom	2,060	418,750
BNP Paribas	5,207	569,729
Cap Gemini	4,270	263,131
Compagnie Generale de Geophysique-Veritas	1,034 a	337,831
Lafarge	4,183	648,002
Sanofi-Aventis	3,970	336,116
Societe Generale	1,940	325,509
Total	7,832	636,735
Vivendi	18,100	763,887
		4,299,690
Germany--6.9%
BASF	5,800	802,156
Bayerische Motoren Werke	3,700	238,609
Deutsche Bank	1,600	206,182
E.ON	1,800	332,765
MAN	4,000	582,012
Merck	3,310	399,261
Salzgitter	1,740	341,718
ThyssenKrupp	6,000	382,058
Wacker Chemie	1,900	444,632
		3,729,393
Greece--.5%
National Bank of Greece	4,200	267,680
Hong Kong--.9%
Esprit Holdings	30,700	487,766
Ireland--.4%
Allied Irish Banks	8,200	198,757
Italy--3.0%
ENI	15,700	582,460

Fiat	15,800	479,389
Prysmian	2,000 a	57,175
Saipem	6,400	272,020
UniCredito Italiano	23,500	201,038
		1,592,082
Japan--16.0%
Aisin Seiki	7,300	291,746
Canon	800	43,674
KDDI	30	222,551
Kenedix	338	588,594
Marubeni	41,000	376,265
Mitsubishi	28,500	903,265
Mitsui & Co.	32,000	777,362
Nikon	15,000	515,890
Nintendo	2,200	1,145,494
Nippon Yusen	35,800	349,740
Sony	10,700	518,929
SUMCO	7,900	321,916
Sumitomo Trust & Banking	43,000	325,355
Takeda Pharmaceutical	5,300	372,869
TDK	5,200	456,387
Terumo	5,400	272,704
Tokyo Electron	7,400	469,064
Toyota Motor	11,500	678,886
		8,630,691
Netherlands--2.9%
ASML Holding	9,300 a	308,294
ING Groep	22,300	989,790
Royal KPN	14,600	253,339
		1,551,423
Norway--2.2%
Orkla	40,500	723,738
Tandberg	10,700	257,627
Telenor	10,700 a	214,441
		1,195,806
Singapore--.4%
Singapore Press Holdings	79,000	229,818
Spain--4.1%
ACS-Actividades de Construccion y Servicios	11,080	611,378
Banco Santander	18,700	363,410
Inditex	4,450	299,856
Repsol	6,600	235,728
Telefonica	24,300	680,120
		2,190,492
Sweden--1.0%
Sandvik	25,970	557,335
Switzerland--7.0%
ABB	22,780	600,030
Baloise-Holding	3,600	364,330
Credit Suisse Group	9,500	630,885
Nestle	1,753	787,645
Roche Holding	6,390	1,158,874
Swiss Reinsurance	2,600	231,632
		3,773,396
United Kingdom--17.4%
AstraZeneca	4,800	238,898
Barclays	18,319	223,174
BT Group	73,400	460,993
Charter	13,770 a	329,411
Firstgroup	26,740	371,540
GKN	37,420	270,156

Greene King	18,300	328,588
HBOS	21,300	394,242
International Power	96,300	886,147
Michael Page International	48,150	403,790
National Grid	29,800	475,632
Next	6,390	257,493
Prudential	16,500	252,339
Reckitt Benckiser	11,700	690,576
Royal Bank of Scotland Group	39,300	420,408
Royal Dutch Shell, Cl. A	6,800	281,632
Royal Dutch Shell, Cl. B	7,000	288,128
SABMiller	15,800	448,610
Shire	26,400	647,262
Tesco	45,960	411,789
Xstrata	20,100	1,318,338
		9,399,146

Total Common Stocks
(cost $34,677,062)		48,063,005

Exchange Traded Funds -- 2.4%

United States
iShares MSCI EAFE Index Fund	10,980	906,838
PowerShares BLDRS Developed Markets 100 ADR Index Fund	12,034	394,595
(cost $1,176,554)		1,301,433

Preferred Stocks--1.6%	Shares	Value ($)

Germany
Fresenius
(cost $566,674)	10,730	834,858

	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.14%, 12/13/07
(cost $109,150)	110,000 [b]	109,188

Total Investments (cost $36,529,440)	93.4%	50,308,484
Cash and Receivables (Net)	6.6%	3,530,657
Net Assets	100.0%	53,839,141

a	Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2007 ($)

Financial Futures Long
MSCI Pan Euro	48	1,747,918	December 2007	2,185
Topix	4	565,607	December 2007	34,972
				37,157

STATEMENT OF INVESTMENTS
Dreyfus Founders Mid-Cap Growth Fund
September 30, 2007 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)

Aerospace & Defense--6.6%
BE Aerospace	136,000 a	5,648,080
Goodrich	155,000	10,575,650
L-3 Communications Holdings	60,000	6,128,400
		22,352,130
Apparel Retail--3.0%
Gap	327,000	6,029,880
TJX Cos.	148,000	4,302,360
		10,332,240
Apparel, Accessories & Luxury Goods--3.1%
Gildan Activewear	155,000 a	6,105,450
Phillips-Van Heusen	89,000	4,670,720
		10,776,170
Application Software--2.2%
Cognos	102,000 a	4,236,060
Synopsys	124,000 a	3,357,920
		7,593,980
Asset Management & Custody Banks--2.5%
Northern Trust	78,000	5,169,060
T. Rowe Price Group	61,000	3,397,090
		8,566,150
Automotive Retail--.7%
Advance Auto Parts	73,000	2,449,880
Biotechnology--2.7%
Amylin Pharmaceuticals	103,000 a	5,150,000
BioMarin Pharmaceutical	173,000 a	4,307,700
		9,457,700
Casinos & Gaming--3.1%
Bally Technologies	192,000 a	6,802,560
Scientific Games, Cl. A	102,000 a	3,835,200
		10,637,760
Commodity Chemicals--2.0%
Celanese, Ser. A	179,000	6,977,420
Communications Equipment--4.3%
ADC Telecommunications	175,000 a	3,431,750
Foundry Networks	309,000 a	5,490,930
JDS Uniphase	386,000 a	5,774,560
		14,697,240
Computer Hardware--2.2%
NCR	149,000 a	7,420,200
Computer Storage & Peripherals--2.1%
SanDisk	133,000 a	7,328,300
Construction & Engineering--1.0%
KBR	89,000 a	3,450,530
Construction Materials--1.1%
Martin Marietta Materials	28,000	3,739,400
Construction, Farm Machinery & Heavy Trucks--4.0%
Cummins	53,000	6,778,170
Joy Global	65,000	3,305,900
Terex	41,000 a	3,649,820
		13,733,890
Diversified Commercial & Professional Services--3.1%
Cenveo	487,000 a	10,533,810

Electrical Components & Equipment--1.0%

Baldor Electric	83,000	3,315,850
Food Retail--1.8%
SUPERVALU	162,000	6,319,620
Gas Utilities--1.1%
Questar	69,000	3,624,570
Health Care Equipment--1.4%
Beckman Coulter	65,000	4,794,400
Health Care Facilities--1.0%
Psychiatric Solutions	90,000	3,535,200
Health Care Services--3.7%
Express Scripts	96,000 a	5,358,720
Pediatrix Medical Group	113,000 a	7,392,460
		12,751,180
Health Care Technology--.9%
IMS Health	99,000	3,033,360
Hotels, Resorts & Cruise Lines--1.0%
Marriott International, Cl. A	81,000	3,521,070
Household Appliances--1.0%
Whirlpool	40,000	3,564,000
Housewares & Specialties--.7%
Jarden	75,800 a	2,345,252
Industrial Machinery--1.0%
Eaton	35,000	3,466,400
Investment Banking & Brokerage--.0%
Lazard, Cl. A	150	6,360
Life Sciences Tools & Services--3.3%
Invitrogen	46,000 a	3,759,580
Pharmaceutical Product Development	92,000	3,260,480
Thermo Fisher Scientific	77,000 a	4,444,440
		11,464,500
Managed Health Care--1.6%
CIGNA	102,000	5,435,580
Metal & Glass Containers--1.9%
Ball	120,000	6,450,000
Multi-Line Insurance--3.2%
Arch Capital Group	66,000 a	4,911,060
Assurant	111,000	5,938,500
		10,849,560
Oil & Gas Drilling--1.5%
Diamond Offshore Drilling	46,000	5,211,340
Oil & Gas Equipment & Services--5.0%
Cameron International	60,000 a	5,537,400
Grant Prideco	69,000 a	3,761,880
ION Geophysical	253,000 a	3,498,990
Weatherford International	61,000 a	4,097,980
		16,896,250
Oil & Gas Storage & Transportation--1.1%
El Paso	214,000	3,631,580
Pharmaceuticals--2.3%
Covance	101,000 a	7,867,900
Property & Casualty Insurance--.8%
Employers Holdings	140,473	2,895,149
Regional Banks--1.5%
Commerce Bancorp/NJ	137,000	5,312,860
Semiconductor Equipment--3.2%
ASML Holding (NY Shares)	107,000 a	3,516,020
KLA-Tencor	58,000	3,235,240
MEMC Electronic Materials	75,000 a	4,414,500
		11,165,760
Semiconductors--6.2%
Cypress Semiconductor	250,000 a	7,302,500

Integrated Device Technology	272,000 a	4,210,560
National Semiconductor	151,000	4,095,120
NVIDIA	151,500 a	5,490,360
		21,098,540
Specialty Stores--.9%
PetSmart	101,000	3,221,900
Steel--1.7%
Allegheny Technologies	54,500	5,992,275
Systems Software--1.4%
McAfee	142,000 a	4,951,540
Wireless Telecommunication Services--3.9%
American Tower, Cl. A	159,050 a	6,925,037
NII Holdings	80,000 a	6,572,000
		13,497,037
Total Common Stocks
(cost $303,159,850)		336,265,833

Other Investment--1.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,924,000)	4,924,000 [b]	4,924,000

Total Investments (cost $308,083,850)	99.2%	341,189,833
Cash and Receivables (Net)	.8%	2,891,685
Net Assets	100.0%	344,081,518

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Founders Passport Fund
September 30, 2007 (Unaudited)

Common Stocks--93.1%	Shares	Value ($)

Australia--4.5%
Babcock & Brown	24,590	599,224
Challenger Financial Services Group	141,790	779,847
Cochlear	6,460	446,762
Computershare	33,700	277,727
Goodman Fielder	203,580	465,936
Incitec Pivot Limited	13,640	1,035,036
Oxiana	135,100	465,007
Seven Network	29,900	347,468
Sims Group	11,450	327,877
		4,744,884
Austria--.4%
Andritz	6,640	458,692
Belgium--1.7%
Mobistar	5,770	504,719
Omega Pharma	4,110	360,393
Umicore	3,810	910,454
		1,775,566
Canada--6.7%
Astral Media	14,900	656,894
Axcan Pharma	18,900 a	390,582
Canaccord Capital	20,610	393,381
Canadian Western Bank	13,100	375,452
Crescent Point Energy Trust	16,100	337,414
Gildan Activewear	18,000 a	713,013
Inmet Mining	14,300	1,434,458
Martinrea International	22,500 a	386,917
Metro, Cl. A	10,600	373,089
Northbridge Financial	8,600	301,830
Sherritt International	55,600	890,137
Trinidad Energy Services Income Trust	22,300	291,757
Westjet Airlines	28,200 a	489,473
		7,034,397
Denmark--.7%
D/S Norden A/S	3,000	320,248
Sydbank	8,700	378,644
		698,892
Finland--2.8%
Elisa	9,400	292,175
Konecranes	15,470	622,232
Nokian Renkaat	13,210	517,205
Rautaruukki	18,570	1,125,013
Wartsila, Cl. B	5,580	382,284
		2,938,909
France--8.4%
Air France-KLM	9,890	363,387
Alstom	2,250	457,372
Arkema	4,900 a	298,390
Bourbon	4,650	303,520
Business Objects	7,100 a	316,856
CNP Assurances	6,770	865,941
Compagnie Generale de Geophysique-Veritas	2,600 a	849,478
Compagnie Generale des Etablissements Michelin, Cl. B	4,600	618,353
Eramet	1,730	629,979
Euler Hermes	5,390	718,323

Haulotte Group	13,360	503,838
Ipsen	8,370	482,729
Ipsos	9,300	346,615
Lagardere	4,870	414,467
Neuf Cegetel	8,600	376,317
Nexans	3,730	613,459
Pierre & Vacances	2,400	332,987
SEB	1,800	334,921
		8,826,932
Germany--7.0%
Aareal Bank	13,120	645,375
Deutsche Boerse	8,520	1,160,117
Hannover Rueckversicherung	6,850	347,501
Hypo Real Estate Holding	12,640	718,722
Lanxess	9,180	435,597
MAN	5,650	822,092
MTU Aero Engines Holding	8,510	518,103
Salzgitter	4,210	826,801
Software	6,130	575,452
Stada Arzneimittel	7,200	469,454
Vivacon	19,130	497,779
Wincor Nixdorf	4,280	353,941
		7,370,934
Greece--.3%
Metka	12,670	316,136
Hong Kong--1.4%
CITIC International Financial Holdings	361,000	288,871
Pacific Basin Shipping	93,000	195,258
Wing Hang Bank	44,500	511,804
Wing Lung Bank	41,900	434,195
		1,430,128
Ireland--.7%
Grafton Group (Units)	32,000 a	358,344
Greencore Group	56,800	369,294
		727,638
Italy--3.8%
Azimut	54,400	840,789
Banca Popolare di Milano	19,540	287,795
Cementir	32,200	325,508
Credito Emiliano	34,700	472,242
Fondiaria-SAI	9,440	447,934
Marr SpA	27,900	304,117
Merloni Elettrodomestici	14,100	245,668
Milano Assicurazioni	54,370	451,171
Pirelli & C. Real Estate	4,460	226,129
Recordati	47,330	440,665
		4,042,018
Japan--14.8%
ABC-Mart	15,500	336,722
Ardepro	1,486	385,571
Asahi Pretec	15,650	510,993
Atrium	10,900	299,904
Chiyoda Integre	8,600	184,954
Chugoku Marine Paints	27,000	350,048
COMSYS Holdings	32,000	351,067
Dowa Holdings	54,400	689,177
Goldcrest	7,700	353,992
Hisamitsu Pharmaceutical	14,000	380,322
Hitachi Construction Machinery	14,900	595,481
Hitachi Kokusai Electric	30,000	374,837

Hogy Medical	7,200	339,155
Izumi	28,900	394,308
Joint	14,400	384,919
K's Holdings	15,800	344,615
Kenedix	309	538,093
Kintetsu World Express	10,100	345,607
Kyowa Exeo	38,000	398,694
Makino Milling Machine	33,000	348,246
Makita	9,300	408,115
Mitsumi Electric	11,900	485,947
Mori Seiki	16,800	434,445
Nihon Dempa Kogyo	5,800	361,585
Nippon Chemi-Con	34,000	301,367
Nippon Sheet Glass	49,000	299,504
Nissin Kogyo	23,400	674,393
NSD	32,000	506,539
Sanyo Shokai	35,000	257,510
Takeuchi Manufacturing	7,800	446,879
Toho Pharmaceutical	19,400	333,609
Tokai Rika	20,800	579,539
Tosoh	93,000	603,265
Toyo Suisan Kaisha	41,000	771,093
Tsuruha Holdings	8,500	284,197
Urban	19,900	322,801
Yamaguchi Financial Group	54,000	564,214
		15,541,707
Luxembourg--.4%
Oriflame Cosmetics	7,600	461,285
Netherlands--4.5%
Aalberts Industries	25,920	617,917
ASM International	12,900	368,225
Core Laboratories	3,100 a	394,909
Fugro	10,090	819,014
Internatio-Muller	4,300	353,265
Koninklijke BAM Groep	10,900	290,466
Nutreco Holding	9,700	685,567
Sligro Food Group	11,040	502,605
TomTom	8,400 a	652,852
		4,684,820
Norway--1.4%
Ementor	60,600 a	548,772
Tandberg	20,600	495,992
TGS Nopec Geophysical	22,700 a	465,466
		1,510,230
Portugal--.3%
Banco BPI	43,480	365,764
Singapore--.5%
Wing Tai Holdings	185,800	482,955
South Korea--5.3%
Daegu Bank	13,390	248,071
Daelim Industrial	2,920	540,977
Hite Brewery	2,940	411,324
Honam Petrochemical	3,820	630,473
Hyundai Mipo Dockyard	3,350	1,153,405
Jusung Engineering	20,420 a	600,391
Korea Zinc	4,600	869,822
Pusan Bank	33,680	618,454
Simm Tech	44,700	503,235
		5,576,152
Spain--4.1%

Banco Pastor	13,700	226,979
Bankinter	26,900	387,760
Bolsas y Mercados Espanoles	8,460	525,192
Espanola de Tubos Por Extrusion S.A.	40,910	401,307
Fomento de Construcciones y Contratas	8,190	662,687
Gestevision Telecinco	10,550	276,927
Obrascon Huarte Lain	6,700	250,858
Sol Melia	12,380	233,175
Union Fenosa	17,510	1,035,830
Viscofan	13,700	319,568
		4,320,283
Sweden--1.4%
Alfa Laval	8,300	534,050
Getinge, Cl. B	13,600	329,339
NCC, Cl. B	14,900	373,541
Trelleborg, Cl. B	9,900	233,592
		1,470,522
Switzerland--5.3%
Actelion	21,500 a	1,191,366
Galenica Holding	991	423,559
Georg Fischer	865 a	595,616
Holcim	3,400	375,636
Julius Baer Holding	8,660	647,640
Rieter Holding	1,047	566,675
Sika Finanz AG	328	639,093
Swatch Group	2,720	892,646
Vontobel Holding	5,400	276,727
		5,608,958
United Kingdom--16.7%
Amlin	69,450	461,077
Antofagasta Holdings	21,200	330,163
Barratt Developments	28,580	433,339
Bellway	9,200	192,848
Berkeley Group Holdings	9,400 a	266,825
BPP Holdings	22,400	279,536
British Airways	52,580 a	414,016
Britvic PLC	54,700	363,275
Burren Energy	37,380	629,452
Carphone Warehouse Group	45,000	320,876
Cattles	52,460	374,704
Charter	32,560 a	778,913
Cookson Group	41,210	628,920
Croda International	30,100	390,781
Daily Mail & General Trust, Cl. A	32,480	420,564
Dairy Crest Group	30,250	392,481
Dana Petroleum	13,600 a	322,360
David S. Smith (Holdings)	72,250	273,356
Enterprise Inns	33,460	401,019
Firstgroup	27,700	384,878
Galliford Try	105,300	311,197
GKN	65,600	473,604
Greene King	15,300	274,721
Halfords Group	39,500	285,012
Inchcape	53,950	463,996
Informa	54,580	556,877
International Power	104,990	966,112
Interserve	35,200	342,379
Invensys	63,950 a	403,395
Kelda Group	17,003	297,776
Kier Group	9,645	356,578

McBride	101,480	357,602
Michael Page International	69,070	579,227
Morgan Crucible	60,070	361,961
Morgan Sindall	11,110	356,967
N Brown Group	47,646	266,512
Petrofac	56,460	527,430
Regus Group	137,710	343,986
Restaurant Group	46,262	256,158
Savills	43,650	331,789
Speedy Hire	12,081	266,674
Sthree	35,440	212,433
Thomas Cook Group	47,150 a	268,443
Wood Group (John)	88,560	716,147
		17,636,359
Total Common Stocks
(cost $78,757,022)		98,024,161

Preferred Stocks--1.9%

Germany
Fresenius	10,070	783,506
Fuchs Petrolub	4,900	452,162
Hugo Boss	6,850	464,604
ProSieben Sat.1 Media	9,520	299,163
Total Preferred Stocks
(cost $1,432,035)		1,999,435
	Principal
Short-Term Investments--.5%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.96%, 12/13/07
(cost $505,967)	510,000 [b]	506,236

Other Investment--4.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,000,000)	5,000,000 [c]	5,000,000

Total Investments (cost $85,695,024)	100.3%	105,529,832
Liabilities, Less Cash and Receivables	(.3%)	(296,560)
Net Assets	100.0%	105,233,272

a	Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2007 ($)

Financial Futures Long
MSCI Pan Euro	47	1,711,503	December 2007	6,854
Topix	13	1,838,224	December 2007	120,062
				126,916

STATEMENT OF INVESTMENTS
Dreyfus Founders Worldwide Growth Fund
September 30, 2007 (Unaudited)

Common Stocks--89.1%	Shares	Value ($)

Australia--2.3%
BHP Billiton	25,559	1,010,098
Coca-Cola Amatil	44,360	354,165
Commonwealth Bank of Australia	3,300	165,078
		1,529,341
Belgium--1.4%
Delhaize Group	4,240	406,251
InBev	5,876	532,506
		938,757
Canada--3.3%
Bank of Nova Scotia	3,400	178,650
Barrick Gold	6,500	261,137
Bombardier, Cl. B	58,100 a	345,305
Research In Motion	3,000 a	294,901
Rogers Communication, Cl. B	8,300	377,940
Teck Cominco Ltd.-Cl B	11,800	560,334
TransCanada	4,500	165,039
		2,183,306
Denmark--1.2%
Carlsberg, Cl. B	3,030	413,877
Novo Nordisk, Cl. B	3,100	374,216
		788,093
Finland--1.3%
Neste Oil	4,610	168,727
Nokia	17,500	665,208
		833,935
France--4.3%
Alstom	1,280	260,194
BNP Paribas	3,454	377,923
Cap Gemini	2,860	176,242
Compagnie Generale de Geophysique-Veritas	727 a	237,527
Lafarge	2,703	418,731
Sanofi-Aventis	2,539	214,962
Societe Generale	1,336	224,165
Total	5,138	417,715
Vivendi	11,845	499,903
		2,827,362
Germany--3.7%
BASF	3,521	486,964
Bayerische Motoren Werke	2,590	167,026
Deutsche Bank	1,100	141,750
E.ON	1,220	225,541
MAN	2,620	381,218
Merck	2,030	244,864
Salzgitter	1,120	219,957
ThyssenKrupp	4,119	262,283
Wacker Chemie	1,200	280,820
		2,410,423
Greece--.3%
National Bank of Greece	2,600	165,707
Hong Kong--.5%
Esprit Holdings	19,400	308,230
Ireland--.2%
Allied Irish Banks	5,880	142,523
Italy--1.5%
ENI	10,213	378,896

Fiat	10,200	309,479
Saipem	4,000	170,013
UniCredito Italiano	15,000	128,322
		986,710
Japan--8.3%
Aisin Seiki	4,500	179,843
Canon	550	30,026
KDDI	19	140,949
Kenedix	182	316,935
Marubeni	22,000	201,898
Mitsubishi	17,400	551,467
Mitsui & Co.	22,000	534,436
Nikon	9,000	309,534
Nintendo	1,400	728,951
Nippon Yusen	22,300	217,855
Sony	6,700	324,937
SUMCO	5,300	215,969
Sumitomo Trust & Banking	31,000	234,558
Takeda Pharmaceutical	3,600	253,269
TDK	3,400	298,407
Terumo	3,800	191,902
Tokyo Electron	4,900	310,596
Toyota Motor	7,000	413,235
		5,454,767
Netherlands--1.5%
ASML Holding	6,050 a	200,557
ING Groep	13,592	603,284
Royal KPN	9,100	157,903
		961,744
Norway--1.2%
Orkla	24,800	443,178
Tandberg	6,600	158,910
Telenor	8,100 a	162,334
		764,422
Singapore--.3%
Singapore Press Holdings	59,000	171,636
Spain--2.2%
ACS-Actividades de Construccion y Servicios	6,600	364,178
Banco Santander	12,603	244,923
Inditex	3,220	216,974
Repsol	4,381	156,473
Telefonica	16,420	459,571
		1,442,119
Sweden--.5%
Sandvik	15,910	341,440
Switzerland--3.6%
ABB	14,210	374,294
Baloise-Holding	2,353	238,130
Credit Suisse Group	5,787	384,309
Nestle	1,084	487,055
Roche Holding	3,845	697,319
Swiss Reinsurance	1,800	160,361
		2,341,468
United Kingdom--9.2%
AstraZeneca	3,019	150,257
Barclays	12,073	147,081
BT Group	49,291	309,575
Charter	8,650 a	206,929
Firstgroup	15,960	221,757
GKN	22,590	163,090
Greene King	12,400	222,650

HBOS	14,103	261,033
International Power	61,921	569,793
Michael Page International	34,040	285,462
National Grid	19,600	312,832
Next	4,120	166,020
Prudential	10,700	163,638
Reckitt Benckiser	7,600	448,579
Royal Bank of Scotland Group	26,030	278,454
Royal Dutch Shell, Cl. A	4,447	184,179
Royal Dutch Shell, Cl. B	5,480	225,563
SABMiller	10,200	289,609
Shire	16,400	402,087
Tesco	27,990	250,783
Xstrata	12,306	807,138
		6,066,509
United States--42.3%
Adobe Systems	22,236 a	970,823
Altria Group	10,201	709,275
Amylin Pharmaceuticals	15,064 a	753,200
Apple	13,209 a	2,028,110
Autodesk	6,077 a	303,668
Avon Products	10,981	412,117
Best Buy	16,592	763,564
Broadcom, Cl. A	17,093 a	622,869
Chevron	6,202	580,383
Cisco Systems	20,573 a	681,172
Citigroup	6,939	323,843
CME Group	983	577,365
Covance	4,330 a	337,307
eBay	21,659 a	845,134
Electronic Arts	18,284 a	1,023,721
Eli Lilly & Co.	5,188	295,353
Exxon Mobil	7,839	725,578
FedEx	2,182	228,564
Gap	70,565	1,301,219
Genentech	5,002 a	390,256
General Electric	12,566	520,232
Gilead Sciences	21,225 a	867,466
Google, Cl. A	1,211 a	686,964
Hewlett-Packard	8,256	411,066
Home Depot	10,308	334,392
Juniper Networks	22,839 a	836,136
KLA-Tencor	10,220	570,072
Kraft Foods, Cl. A	7,020	242,260
Maxim Integrated Products	17,394	510,514
MEMC Electronic Materials	7,290 a	429,089
Microsoft	23,442	690,601
Pharmaceutical Product Development	8,006	283,733
Procter & Gamble	8,926	627,855
SanDisk	15,737 a	867,109
Schering-Plough	20,220	639,559
Schlumberger	2,180	228,900
Starbucks	5,321 a	139,410
Texas Instruments	13,259	485,147
Thermo Fisher Scientific	17,052 a	984,241
Urban Outfitters	14,005 a	305,309
Wal-Mart Stores	18,216	795,128
Walt Disney	11,851	407,556
Waste Management	22,863	862,850
Whole Foods Market	20,224	990,167
Yahoo!	10,050 a	269,742

		27,859,019
Total Common Stocks
(cost $46,414,149)		58,517,511

Exchange Traded Funds -- 7.9%

United States
iShares MSCI EAFE Index Fund	31,800	2,626,362
Powershares QQQ	28,350	1,457,474
Standard & Poor's Depository Receipts (Tr. Ser. 1)	7,450	1,136,721
(cost $4,804,387)		5,220,557

Preferred Stocks--.8%

Germany
Fresenius
(cost $393,987)	6,973	542,541

Total Investments (cost $51,612,523)	97.8%	64,280,609
Cash and Receivables (Net)	2.2%	1,459,428
Net Assets	100.0%	65,740,037

a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) Based on an evaluation of the Disclosure Controls and Procedures of Dreyfus Founders Funds, Inc. (the “Funds”) as of a date within 90 days of the filing date of this report, the Funds’ Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) have concluded that the Funds’ Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds’ management, including the Funds’ PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended September 30, 2007, there was no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 3. Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:	/s/J. David Officer
J. David Officer, President

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer, Principal Executive Officer

Date: November 28, 2007

By:	/s/Steven M. Anderson
Steven M. Anderson, Principal Financial Officer

Date: November 28, 2007

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